Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35% (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at Statutory Rate	$ 309.3	$ 346.4	$ 439.3
Tax Exempt Income	(9.9)	(10.8)	(11.9)
Leveraged Lease Adjustments	(4.7)	(0.8)	(4.8)
Foreign Tax Rate Differential	(21.3)	(20.1)	(20.9)
State Taxes, net	22.8	17.3	9.8
Other	(16.1)	(11.7)	(20.5)
Provision for Income Taxes	$ 280.1	$ 320.3	$ 391.0